Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14642
Entity Registrant Name	ING GROEP NV
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Bijlmerdreef 106
Entity Address, Postal Zip Code	1102 CT
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Entity Common Stock, Shares Outstanding	3,498,194,469
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001039765
Other Address
Document Information [Line Items]
Entity Address, Address Line One	P.O. Box 1800
Entity Address, Postal Zip Code	1000 BV
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Business Contact
Document Information [Line Items]
Contact Personnel Name	Erwin Olijslager
Country Region	31
City Area Code	20
Local Phone Number	564 7705
Contact Personnel Email Address	Erwin.Olijslager@ing.com
Entity Address, Address Line One	Bijlmerdreef 106
Entity Address, Postal Zip Code	1102 CT
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	ING
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag
Security Exchange Name	NYSE
3.950% Fixed Rate Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.950% Fixed Rate Senior Notes due 2027
Trading Symbol	ING27
Security Exchange Name	NYSE
4.550% Fixed Rate Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.550% Fixed Rate Senior Notes due 2028
Trading Symbol	ING28
Security Exchange Name	NYSE
3.550% Fixed Rate Senior Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	3.550% Fixed Rate Senior Notes due 2024
Trading Symbol	ING24
Security Exchange Name	NYSE
4.050% Fixed Rate Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	4.050% Fixed Rate Senior Notes due 2029
Trading Symbol	ING29
Security Exchange Name	NYSE
1.726% Callable Fixed-to-Floating Rate Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.726% Callable Fixed-to-Floating Rate Senior Notes due 2027
Trading Symbol	ING27A
Security Exchange Name	NYSE
2.727% Callable Fixed-to-Floating Rate Senior Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.727% Callable Fixed-to-Floating Rate Senior Notes due 2032
Trading Symbol	ING32
Security Exchange Name	NYSE
Callable Floating Rate Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	Callable Floating Rate Senior Notes due 2027
Trading Symbol	ING27B
Security Exchange Name	NYSE
4.017% Callable Fixed-to-Floating Rate Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.017% Callable Fixed-to-Floating Rate Senior Notes due 2028
Trading Symbol	ING28A
Security Exchange Name	NYSE
3.869% Callable Fixed-to-Floating Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.869% Callable Fixed-to-Floating Rate Senior Notes due 2026
Trading Symbol	ING26
Security Exchange Name	NYSE
4.252% Callable Fixed-to-Floating Rate Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	4.252% Callable Fixed-to-Floating Rate Senior Notes due 2033
Trading Symbol	ING33
Security Exchange Name	NYSE
Callable Floating Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	Callable Floating Rate Senior Notes due 2026
Trading Symbol	ING26A
Security Exchange Name	NYSE
6.083% Callable Fixed-to-Floating Rate Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	6.083% Callable Fixed-to-Floating Rate Senior Notes due 2027
Trading Symbol	ING27C
Security Exchange Name	NYSE
$500,000,000 Callable Floating Rate Senior Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	$500,000,000 Callable Floating Rate Senior Notes due 2027
Trading Symbol	ING27D
Security Exchange Name	NYSE
$1,250,000,000 6.114% Callable Fixed-to-Floating Rate Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	$1,250,000,000 6.114% Callable Fixed-to-Floating Rate Senior Notes due 2034
Trading Symbol	ING34
Security Exchange Name	NYSE